Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Other Payables and Accrued Expenses [Abstract]
Schedule of other payable and accrued expenses
	December 31,
	2014	2015

Government authorities	$835	$344
Warranty provision	684	940
Professional services	229	248
Accrued expenses and other	858	1,098

	$2,606	$2,630